Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Victory US Large Cap 500 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.36%	14.92%	13.39%
Member Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.05%	14.62%	13.01%
Member Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.00%	13.70%	12.17%
Member Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.58%	11.59%	10.63%
Reward Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.14%	14.73%	13.12%

[1]	Effective December 1, 2023, VettaFi, LLC was approved to administer, calculate, and publish the Victory US Large Cap 500 Index, the index that the Fund seeks to track. The returns shown reflect those of the benchmark administered, calculated, and published by Wilshire Associates Incorporated, through November 30, 2023, and those of the benchmark administered, calculated, and published by VettaFi, LLC from December 1, 2023, onward. The methodology for calculating benchmark returns is substantially the same with the new benchmark provider.